1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Description	Number of Shares	Value

INFLATION RELATED SECURITIES – 3.8%

EXCHANGE-TRADED FUNDS – 3.8%

INFLATION-PROTECTED SECURITIES FUND – 3.8%

Schwab U.S. TIPS ETF#	310,900	$16,418,629

TOTAL EXCHANGE-TRADED FUNDS (COST $18,936,894)		$16,418,629

TOTAL INFLATION RELATED SECURITIES (COST $18,936,894)		$16,418,629

REAL ESTATE RELATED SECURITIES – 46.9%

COMMON STOCKS – 6.8%

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.[0]	—	2

DIVERSIFIED – 0.2%

Argosy Property Ltd.	78,356	58,391

Centuria Capital Group	52,289	69,505

Nomura Real Estate Master Fund, Inc.	412	481,819

TOTAL DIVERSIFIED		$609,715

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.6%

Airport City Ltd.*	6,600	104,542

Allreal Holding AG	1,304	223,500

City Developments Ltd.	43,700	277,356

Daito Trust Construction Co. Ltd.	6,000	592,912

Daiwa House Industry Co. Ltd.	58,000	1,392,872

DIC Asset AG	5,757	55,335

Gemdale Properties & Investment Corp. Ltd.	358,000	31,035

Heiwa Real Estate Co. Ltd.	4,300	123,024

Isras Investment Co. Ltd.	124	24,200

JINUSHI Co. Ltd.	1,900	27,154

Kerry Properties Ltd.	65,000	164,801

Lendlease Corp. Ltd.	58,795	359,021

Mitsubishi Estate Co. Ltd.	119,600	1,537,233

Mitsui Fudosan Co. Ltd.	82,900	1,553,849

New World Development Co. Ltd.	119,000	355,680

Nomura Real Estate Holdings, Inc.	11,500	253,465

Property & Building Corp. Ltd.*	345	21,707

SAMTY Co. Ltd.	3,100	48,962

Shun Tak Holdings Ltd.*	224,000	48,463

SRE Holdings Corp.*	300	9,538

St. Joe Co. (The)	2,746	129,337

Starts Corp., Inc.	3,100	61,645

Sumitomo Realty & Development Co. Ltd.	41,500	1,011,651

Sun Frontier Fudousan Co. Ltd.	3,900	33,619

Sun Hung Kai Properties Ltd.	132,000	1,871,976

Tokyo Tatemono Co. Ltd.	17,900	221,915

Tokyu Fudosan Holdings Corp.	51,600	261,831

UOL Group Ltd.	40,500	216,091

Wharf Holdings Ltd. (The)	122,000	317,826

YH Dimri Construction & Development Ltd.	637	41,188

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$11,371,728

Description	Number of Shares	Value

INDUSTRIAL – 0.0%**

Nexus Industrial REIT	3,140	$25,369

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	110,972	90,189

REAL ESTATE DEVELOPMENT – 0.7%

Aedas Homes SA	1,862	31,363

BUWOG AG Escrow Shares(1)	3,077	—

Cedar Woods Properties Ltd.	7,515	24,441

CK Asset Holdings Ltd.	170,000	1,086,897

DREAM Unlimited Corp., Class A	1,602	33,676

Far East Consortium International Ltd.	85,800	22,462

Forestar Group, Inc.*	1,558	23,183

Goldcrest Co. Ltd.	1,500	18,818

Greenland Hong Kong Holdings Ltd.	101,000	9,670

Henderson Land Development Co. Ltd.	111,735	412,749

Howard Hughes Corp. (The)*	3,529	301,694

Immobel SA	315	16,168

Instone Real Estate Group SE	5,505	56,174

K Wah International Holdings Ltd.	135,000	50,248

Katitas Co. Ltd.	4,100	100,534

Lifestyle Communities Ltd.	8,810	122,823

Mirarth Holdings, Inc.	11,700	34,639

Nexity SA	5,723	172,885

Sino Land Co. Ltd.	274,000	356,057

Tosei Corp.	2,300	26,259

TOTAL REAL ESTATE DEVELOPMENT		$2,900,740

REAL ESTATE OPERATING COMPANIES – 3.2%

ADLER Group SA*	15,042	22,845

Aeon Mall Co. Ltd.	10,600	149,304

AFI Properties Ltd.*	503	16,437

Akelius Residential Property AB, Class D	21,145	40,277

Alony Hetz Properties & Investments Ltd.	12,795	137,281

Amot Investments Ltd.	20,799	122,076

Aroundtown SA	93,245	259,613

Atrium Ljungberg AB, Class B	4,173	74,604

Azrieli Group Ltd.	3,773	243,029

Big Shopping Centers Ltd.*	1,156	116,223

Blue Square Real Estate Ltd.	878	53,343

CA Immobilien Anlagen AG*	4,455	138,944

Capitaland India Trust	77,600	71,749

Capitaland Investment Ltd.	222,300	673,483

Castellum AB	24,414	334,986

Catena AB	3,309	138,435

Cibus Nordic Real Estate AB	6,754	95,742

Citycon OYJ*	7,281	54,870

CTP NV	5,776	83,422

Deutsche Wohnen SE	5,914	139,685

DigitalBridge Group, Inc.	10,460	154,808

Dios Fastigheter AB	7,746	59,027

Electra Real Estate Ltd.	2,021	22,720

Entra ASA	15,547	183,891

January 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Fabege AB	23,153	$218,824

Fastighets AB Balder, Class B*	53,856	277,479

FRP Holdings, Inc.*	573	32,185

G City, Ltd.	8,975	35,082

Gav-Yam Lands Corp. Ltd.	5,012	40,495

Grainger PLC	65,116	208,539

Grand City Properties SA	10,219	108,916

Hang Lung Group Ltd.	79,000	145,788

Hang Lung Properties Ltd.	157,000	296,031

Helical PLC	12,067	53,573

Hongkong Land Holdings Ltd.	99,700	487,411

Hufvudstaden AB, Class A	11,486	172,981

Hulic Co. Ltd.	52,200	429,073

Hysan Development Co. Ltd.	56,001	188,412

Ichigo, Inc.	19,800	45,381

Intershop Holding AG	171	114,703

Israel Canada T.R Ltd.	9,850	25,996

Keihanshin Building Co. Ltd.	4,900	51,623

Kennedy-Wilson Holdings, Inc.	10,343	184,933

Kojamo OYJ	12,869	197,599

LEG Immobilien SE	6,371	498,047

Leopalace21 Corp.*	25,000	62,048

Mega Or Holdings Ltd.	1,802	50,035

Melisron Ltd.	2,063	144,251

Mivne Real Estate KD Ltd.	49,729	159,562

Mobimo Holding AG	620	159,428

Neobo Fastigheter AB*	6,805	12,722

Norstar Holdings, Inc.	2,349	8,688

NP3 Fastigheter AB	3,018	66,645

Nyfosa AB	13,690	119,375

Pandox AB*	7,020	96,651

Phoenix Spree Deutschland Ltd.	8,227	23,900

Platzer Fastigheter Holding AB, Class B	4,270	37,458

PSP Swiss Property AG	3,995	498,032

Sagax AB, Class D	19,966	53,616

Sagax AB, Class B	15,745	391,657

Samhallsbyggnadsbolaget i Norden AB, Class D	21,008	41,475

Samhallsbyggnadsbolaget i Norden AB	95,179	173,882

Shurgard Self Storage SA	2,600	125,461

Sirius Real Estate Ltd.	80,598	84,158

Summit Real Estate Holdings Ltd.	2,479	35,237

Swire Properties Ltd.	89,800	252,388

Swiss Prime Site AG	6,660	593,461

TAG Immobilien AG	16,504	141,338

TKP Corp.*	1,700	40,300

TOC Co. Ltd.	5,500	28,825

Tricon Residential, Inc.	22,054	191,442

VGP NV	947	94,625

Vonovia SE	67,512	1,907,072

Wallenstam AB, Class B	35,212	161,646

WeWork, Inc., Class A*,#	29,746	47,296

Wharf Real Estate Investment Co. Ltd.	132,000	755,656

Wihlborgs Fastigheter AB	22,830	187,962

TOTAL REAL ESTATE OPERATING COMPANIES		$13,946,157

RESIDENTIAL – 0.0%**

Bluerock Homes Trust, Inc.*	675	14,587

Description	Number of Shares	Value

RETAIL – 0.1%

Eurocommercial Properties NV	4,984	$124,804

Kiwi Property Group Ltd.	181,673	112,271

TOTAL RETAIL		$237,075

TOTAL COMMON STOCKS (COST $33,014,130)		$29,195,562

EXCHANGE-TRADED FUNDS – 8.5%

REAL ESTATE – 8.5%

Balanced Commercial Property Trust Ltd.	64,435	63,140

Schwab U.S. REIT ETF#	912,200	19,329,518

Vanguard Global ex-U.S. Real Estate ETF	389,200	17,185,126

TOTAL REAL ESTATE		$36,577,784

TOTAL EXCHANGE-TRADED FUNDS (COST $33,954,655)		$36,577,784

INVESTMENT COMPANY – 1.8%

EQUITY FUNDS – 1.8%

Tortoise Energy Infrastructure Total Return Fund, Institutional Class	585,069	7,956,942

TOTAL INVESTMENT COMPANY (COST $7,342,574)		$7,956,942

REAL ESTATE INVESTMENT TRUSTS – 29.8%

DIVERSIFIED – 2.5%

Abacus Property Group	34,498	68,360

ABRDN PROPERTY INCOME TRUST, LTD.	30,168	24,566

Activia Properties, Inc.	64	191,658

AEW UK REIT PLC	21,753	28,534

Alexander & Baldwin, Inc.	7,229	144,725

American Assets Trust, Inc.	4,901	139,482

Armada Hoffler Properties, Inc.	5,648	71,617

Artis REIT	4,368	31,187

British Land Co. PLC (The)	81,828	447,835

Broadstone Net Lease, Inc.	15,059	272,718

Charter Hall Group	44,505	438,222

Charter Hall Long Wale REIT	56,185	181,827

CTO Realty Growth, Inc.	1,611	31,650

Custodian Property Income REIT PLC	42,620	47,966

Daiwa House REIT Investment Corp.	186	404,687

Empire State Realty Trust, Inc., Class A	16,562	138,127

ESCON Japan REIT Investment Corp.	25	22,158

Essential Properties Realty Trust, Inc.	12,404	316,054

Gladstone Commercial Corp.	2,455	41,710

Global Net Lease, Inc.	11,392	170,310

GPT Group (The)	166,819	540,750

Growthpoint Properties Australia Ltd.	26,398	60,974

H&R REIT	12,857	125,715

Hankyu Hanshin REIT, Inc.	53	58,439

Heiwa REIT, Inc.	110	127,931

Hulic REIT, Inc.	120	143,432

ICADE	3,089	146,728

iStar, Inc.	7,596	70,491

Land Securities Group PLC	65,429	573,211

Lar Espana Real Estate Socimi SA*	4,971	24,837

LXI REIT PLC	162,828	226,647

Merlin Properties Socimi SA	28,879	282,225

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Mirvac Group	343,631	$555,174

NIPPON REIT Investment Corp.	49	124,778

NTT UD REIT Investment Corp.	130	132,585

One Liberty Properties, Inc.	890	21,458

Picton Property Income Ltd. (The)	63,920	60,743

REIT 1 Ltd.	15,048	74,585

Schroder REIT Ltd.	45,679	26,486

Sekisui House REIT, Inc.	383	209,372

Star Asia Investment Corp.	162	65,720

Stockland	207,890	580,901

STORE Capital Corp.	22,924	738,382

Sunlight REIT	139,000	61,550

Suntec REIT	186,000	198,861

Takara Leben Real Estate Investment Corp.	43	32,236

Tokyu REIT, Inc.	96	144,655

Tosei REIT Investment Corp.	34	34,410

UK Commercial Property REIT Ltd.	66,143	47,279

United Urban Investment Corp.	266	302,682

WP Carey, Inc.	18,116	1,549,461

Yuexiu REIT	325,000	106,166

TOTAL DIVERSIFIED		$10,662,257

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	19,590	46,548

HEALTH CARE – 2.5%

Aedifica SA	3,480	305,377

Assura PLC	251,668	173,216

CareTrust REIT, Inc.	8,198	169,863

Cofinimmo SA	2,626	238,859

Community Healthcare Trust, Inc.	1,841	78,942

Diversified Healthcare Trust	35,676	28,234

Global Medical REIT, Inc.	5,565	62,495

Health Care & Medical Investment Corp.	33	41,113

Healthcare Realty Trust, Inc.	32,829	706,808

Healthpeak Properties, Inc.	46,412	1,275,402

Impact Healthcare REIT PLC	38,181	48,929

LTC Properties, Inc.	3,817	145,618

Medical Properties Trust, Inc.#	51,540	667,443

National Health Investors, Inc.	3,914	230,261

NorthWest Healthcare Properties REIT	10,602	80,239

Omega Healthcare Investors, Inc.	20,398	600,517

Parkway Life REIT	42,700	132,160

Physicians Realty Trust	19,384	307,430

Primary Health Properties PLC	117,554	162,869

Sabra Health Care REIT, Inc.	19,520	263,520

Universal Health Realty Income Trust	1,459	79,968

Ventas, Inc.	34,641	1,794,750

Vital Healthcare Property Trust	65,633	101,492

Welltower, Inc.	41,150	3,087,896

TOTAL HEALTH CARE		$10,783,401

HOTEL & RESORT – 1.0%

Apple Hospitality REIT, Inc.	18,128	321,409

Ashford Hospitality Trust, Inc.*	5,580	38,446

Braemar Hotels & Resorts, Inc.	5,100	27,030

CapitaLand Ascott Trust	173,500	147,082

CDL Hospitality Trusts	59,214	61,102

Chatham Lodging Trust	5,931	84,279

Description	Number of Shares	Value

DiamondRock Hospitality Co.	18,163	$174,910

Far East Hospitality Trust	94,900	48,515

Hersha Hospitality Trust, Class A	6,231	57,325

Hoshino Resorts REIT, Inc.	27	154,682

Host Hotels & Resorts, Inc.	60,949	1,148,889

Invincible Investment Corp.	520	221,765

Japan Hotel REIT Investment Corp.	382	242,068

Mori Trust Hotel REIT, Inc.	19	19,683

Park Hotels & Resorts, Inc.	20,186	296,936

Pebblebrook Hotel Trust	10,735	176,054

RLJ Lodging Trust	14,219	178,733

Ryman Hospitality Properties, Inc.	4,700	436,583

Service Properties Trust	15,958	142,186

Summit Hotel Properties, Inc.	9,200	78,384

Sunstone Hotel Investors, Inc.	18,168	199,666

Xenia Hotels & Resorts, Inc.	9,642	143,666

TOTAL HOTEL & RESORT		$4,399,393

INDUSTRIAL – 5.5%

Advance Logistics Investment Corp.	45	48,405

AIMS APAC REIT	43,700	45,712

Americold Realty Trust, Inc.	22,771	715,237

CapitaLand Ascendas REIT	300,800	661,950

Centuria Industrial REIT	60,763	144,475

CRE Logistics REIT, Inc.	77	104,697

Dexus Industria REIT	20,663	45,158

Dream Industrial REIT	12,380	130,262

EastGroup Properties, Inc.	3,759	632,452

ESR-LOGOS REIT	212,393	61,658

First Industrial Realty Trust, Inc.	11,323	604,082

Frasers Logistics & Commercial Trust	286,420	275,678

GLP J-REIT	410	463,940

Goodman Group	148,952	2,124,590

Goodman Property Trust	90,440	120,528

Granite REIT	2,802	171,483

Indus Realty Trust, Inc.	409	26,217

Industrial & Infrastructure Fund Investment Corp.	177	196,158

Industrial Logistics Properties Trust	8,189	36,113

Innovative Industrial Properties, Inc.	2,424	217,627

Intervest Offices & Warehouses NV	2,092	45,695

Japan Logistics Fund, Inc.	78	177,859

LaSalle Logiport REIT	152	184,164

LondonMetric Property PLC	83,533	194,637

LXP Industrial Trust	24,141	278,829

Mapletree Industrial Trust	188,570	342,698

Mapletree Logistics Trust	273,250	353,256

Mitsubishi Estate Logistics REIT Investment Corp.	46	144,592

Mitsui Fudosan Logistics Park, Inc.	46	160,543

Montea NV	1,252	100,479

Nippon Prologis REIT, Inc.	233	528,710

Plymouth Industrial REIT, Inc.	2,273	50,870

Prologis, Inc.	80,386	10,392,302

Rexford Industrial Realty, Inc.	15,980	1,014,251

Segro PLC	104,692	1,077,658

SOSiLA Logistics REIT, Inc.	61	60,721

STAG Industrial, Inc.	15,373	547,279

January 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Summit Industrial Income REIT	9,636	$165,700

Terreno Realty Corp.	6,445	415,251

Tritax Big Box REIT PLC	159,430	307,185

Warehouses De Pauw	13,501	428,142

TOTAL INDUSTRIAL		$23,797,243

OFFICE – 2.8%

Alexandria Real Estate Equities, Inc.	13,004	2,090,263

Allied Properties REIT	6,285	140,197

Boston Properties, Inc.	12,246	912,817

Brandywine Realty Trust	15,708	103,044

Centuria Office REIT	38,286	43,466

Champion REIT	160,000	70,935

City Office REIT, Inc.	2,823	27,778

Corporate Office Properties Trust	9,587	269,107

Cousins Properties, Inc.	13,130	360,025

Covivio	4,040	277,323

Cromwell Property Group	136,773	70,275

Daiwa Office Investment Corp.	27	127,143

Derwent London PLC	9,577	305,504

Dexus	93,667	543,087

Douglas Emmett, Inc.	14,979	250,898

Dream Office REIT	3,839	47,261

Easterly Government Properties, Inc.#	8,265	134,224

Equity Commonwealth	9,699	247,519

Franklin Street Properties Corp.	9,107	28,050

GDI Property Group Partnership	37,938	21,659

Gecina SA	4,735	560,859

Global One Real Estate Investment Corp.	81	66,886

Great Portland Estates PLC	24,043	169,121

Highwoods Properties, Inc.	8,953	271,903

Hudson Pacific Properties, Inc.	12,391	141,134

Ichigo Office REIT Investment Corp.	138	90,333

Inmobiliaria Colonial Socimi SA	26,612	194,101

Japan Excellent, Inc.	143	136,459

Japan Prime Realty Investment Corp.	85	230,590

Japan Real Estate Investment Corp.	121	518,786

JBG SMITH Properties	9,549	192,317

Kenedix Office Investment Corp.	74	175,792

Keppel Pacific Oak U.S. REIT	91,600	49,079

Keppel REIT	160,800	118,513

Kilroy Realty Corp.	8,967	368,006

Manulife U.S. REIT	149,700	49,524

Mirai Corp.	131	44,236

Mori Hills REIT Investment Corp.	139	157,951

Mori Trust Sogo REIT, Inc.	111	125,262

Nippon Building Fund, Inc.	147	642,444

NSI NV	1,341	35,001

Office Properties Income Trust	3,636	62,394

One REIT, Inc.	24	45,493

Orion Office REIT, Inc.	6,503	62,754

Orix JREIT, Inc.	236	324,704

Paramount Group, Inc.	17,642	113,791

Piedmont Office Realty Trust, Inc., Class A	11,198	118,699

Prime U.S. REIT	75,100	39,145

Prosperity REIT	87,000	25,312

Regional REIT Ltd.	34,529	25,261

Sankei Real Estate, Inc.	41	27,923

Description	Number of Shares	Value

SL Green Realty Corp.	4,622	$190,195

True North Commercial REIT	3,946	18,358

Veris Residential, Inc.*	9,191	159,004

Vornado Realty Trust#	13,572	331,021

Workspace Group PLC	21,828	136,305

TOTAL OFFICE		$12,089,231

REAL ESTATE OPERATING COMPANIES – 0.0%**

CLS Holdings PLC	25,558	47,032

Seritage Growth Properties, Class A*	5,575	67,736

TOTAL REAL ESTATE OPERATING COMPANIES		$114,768

RESIDENTIAL – 4.3%

Advance Residence Investment Corp.	118	288,246

Altarea SCA	322	43,887

American Homes 4 Rent, Class A	25,859	886,705

Apartment Income REIT Corp.	13,631	521,522

Apartment Investment & Management Co., Class A	12,505	93,913

AvalonBay Communities, Inc.	11,981	2,125,909

Boardwalk REIT	1,785	75,422

BRT Apartments Corp.	1,574	32,975

Camden Property Trust	9,154	1,127,864

Canadian Apartment Properties REIT	7,253	268,196

Care Property Invest NV	2,766	43,368

Centerspace	1,616	109,274

Civitas Social Housing PLC	58,386	41,113

Clipper Realty, Inc.	9,929	69,900

Comforia Residential REIT, Inc.	60	133,317

Daiwa Securities Living Investments Corp.	192	160,648

Elme Communities	7,567	145,286

Empiric Student Property PLC	51,684	55,729

Equity LifeStyle Properties, Inc.	15,090	1,083,160

Equity Residential	29,354	1,868,382

Essex Property Trust, Inc.	5,607	1,267,574

Home REIT PLC	42,087	19,743

Independence Realty Trust, Inc.	19,494	367,072

Ingenia Communities Group	45,700	150,503

InterRent REIT	6,334	68,598

Invitation Homes, Inc.	52,446	1,704,495

Irish Residential Properties REIT PLC	33,709	41,939

Kenedix Residential Next Investment Corp.	94	140,104

Killam Apartment REIT	4,993	69,048

Mid-America Apartment Communities, Inc.	9,987	1,665,033

Minto Apartment REIT	1,676	21,338

Morguard North American Residential REIT	1,808	24,663

NexPoint Residential Trust, Inc.	1,731	87,415

Nippon Accommodations Fund, Inc.	43	193,002

PRS REIT PLC (The)	46,884	52,649

Samty Residential Investment Corp.	61	51,148

Starts Proceed Investment Corp.	19	33,292

Sun Communities, Inc.	10,639	1,668,834

Triple Point Social Housing REIT PLC	36,682	22,540

UDR, Inc.	26,349	1,122,204

UMH Properties, Inc.	3,166	56,735

UNITE Group PLC (The)	34,895	429,876

Xior Student Housing NV	1,779	59,769

TOTAL RESIDENTIAL		$18,492,390

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

RETAIL – 5.6%

Acadia Realty Trust	8,750	$135,887

AEON REIT Investment Corp.	147	162,469

Agree Realty Corp.	7,713	575,621

Alexander’s, Inc.	134	31,795

Brixmor Property Group, Inc.	25,890	609,192

BWP Trust	49,254	137,011

Capital & Counties Properties PLC	79,998	113,384

CapitaLand China Trust	120,900	115,285

CapitaLand Integrated Commercial Trust	440,747	721,121

Carmila SA	5,913	89,251

CBL & Associates Properties, Inc.	2,691	71,715

Charter Hall Retail REIT	49,743	141,260

Choice Properties REIT	15,157	170,531

Crombie REIT	4,825	59,907

CT REIT	6,101	75,429

Federal Realty Investment Trust	6,137	684,460

First Capital REIT	10,254	138,333

Fortune REIT	131,000	113,372

Frasers Centrepoint Trust	104,623	177,377

Frontier Real Estate Investment Corp.	44	169,672

Fukuoka REIT Corp.	64	82,304

Getty Realty Corp.	3,846	140,110

Hamborner REIT AG	9,415	73,690

Hammerson PLC	292,015	96,619

HMC Capital Ltd.	25,444	83,290

HomeCo Daily Needs REIT	152,785	146,653

InvenTrust Properties Corp.	5,741	142,779

Japan Metropolitan Fund Invest	610	471,582

Kenedix Retail REIT Corp.	64	119,992

Kimco Realty Corp.	53,106	1,192,761

Kite Realty Group Trust	18,694	405,660

Klepierre SA*	16,650	422,583

Lendlease Global Commercial REIT	145,125	80,371

Link REIT	183,000	1,464,799

Macerich Co. (The)	18,185	249,862

Mapletree Pan Asia Commercial Trust	187,123	260,367

Mercialys SA	4,343	48,233

National Retail Properties, Inc.	15,208	720,099

Necessity Retail REIT, Inc. (The)	15,917	108,713

NETSTREIT Corp.	2,616	52,660

NewRiver REIT PLC	17,295	18,742

Phillips Edison & Co., Inc.	10,033	336,306

Primaris REIT	2,451	28,129

Realty Income Corp.	54,233	3,678,624

Regency Centers Corp.	13,330	888,178

Region RE Ltd.	98,776	189,541

Retail Estates NV	1,199	82,773

Retail Opportunity Investments Corp.	10,776	170,584

RioCan REIT	12,827	222,500

RPT Realty	7,659	80,266

Sasseur REIT	61,100	37,950

Saul Centers, Inc.	944	40,413

Scentre Group	448,640	973,463

Shaftesbury PLC	28,319	137,924

Simon Property Group, Inc.	28,472	3,657,513

SITE Centers Corp.	15,510	211,711

Description	Number of Shares	Value

Slate Grocery REIT, Class U	2,915	$34,944

SmartCentres REIT	7,835	166,057

Spirit Realty Capital, Inc.	11,802	517,872

Starhill Global REIT	158,600	68,990

Supermarket Income REIT PLC	106,288	126,271

Tanger Factory Outlet Centers, Inc.	9,051	172,965

Unibail-Rodamco-Westfield*	9,937	643,076

Urban Edge Properties	10,097	159,028

Urstadt Biddle Properties, Inc., Class A	3,106	58,331

Vastned Retail NV	2,088	48,131

Vicinity Ltd.	330,292	483,231

Waypoint REIT Ltd.	71,780	141,733

Wereldhave NV	2,996	45,006

Whitestone REIT	4,055	42,213

TOTAL RETAIL		$24,318,664

SPECIALIZED – 5.6%

Arena REIT	35,122	93,171

Automotive Properties REIT	3,080	28,820

Big Yellow Group PLC	14,761	220,163

Charter Hall Social Infrastructure REIT	35,768	88,262

CubeSmart	19,399	888,280

Digital Realty Trust, Inc.	24,794	2,841,888

EPR Properties	6,385	271,235

Equinix, Inc.	8,058	5,947,851

Extra Space Storage, Inc.	11,607	1,831,933

Farmland Partners, Inc.	2,902	37,378

Four Corners Property Trust, Inc.	7,305	210,092

Gaming and Leisure Properties, Inc.	22,426	1,201,137

Gladstone Land Corp.	3,132	61,199

Hotel Property Investments Ltd., REIT	17,262	42,893

Iron Mountain, Inc.	24,715	1,348,945

Keppel DC REIT	117,495	183,135

Life Storage, Inc.	7,402	799,712

National Storage Affiliates Trust	7,434	303,307

National Storage REIT	92,338	151,964

Public Storage	13,766	4,189,544

Rural Funds Group	32,605	57,824

Safehold, Inc.	2,680	93,693

Safestore Holdings PLC	18,091	225,264

VICI Properties, Inc.	83,872	2,866,745

TOTAL SPECIALIZED		$23,984,435

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $127,150,348)		$128,688,330

TOTAL REAL ESTATE RELATED SECURITIES (COST $201,461,707)		$202,418,618

COMMODITY RELATED SECURITIES – 43.7%

EXCHANGE-TRADED FUNDS – 1.7%

COMMODITY – 1.7%

SPDR S&P Global Natural Resources ETF#	119,300	7,319,055

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$7,319,055

January 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 42.0%

COMMODITY – 42.0%

Vanguard Commodity Strategy Fund, Admiral Shares	2,006,952	$55,130,981

DFA Commodity Strategy Portfolio, Institutional Class	23,848,653	116,619,913

Parametric Commodity Strategy Fund, Institutional Class	495,132	3,257,967

Credit Suisse Commodity Return Strategy Fund, Class I	246,276	6,151,984

TOTAL COMMODITY		$181,160,845

TOTAL INVESTMENT COMPANIES (COST $184,683,084)		$181,160,845

TOTAL COMMODITY RELATED SECURITIES (COST $189,786,029)		$188,479,900

SHORT-TERM INVESTMENTS – 1.0%

MONEY MARKET FUND – 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%^	4,390,873	4,390,873

TOTAL SHORT-TERM INVESTMENT (COST $4,390,873)		$4,390,873

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.8%

	Par Value

REPURCHASE AGREEMENTS – 3.8%

Bank of America Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,000,352, collateralized by U.S. Government Agency Securities, 0.01% to 5.50%, maturing 2/25/32 to 9/01/61; total market value of $3,059,994.	$2,999,994	2,999,994

Bank of Montreal, 4.30%, dated 1/31/23, due 2/01/23, repurchase price $1,192,643, collateralized by U.S. Government Agency Securities, 2.00% to 5.50%, maturing 1/01/37 to 2/01/53; total market value of $1,216,351.	1,192,501	1,192,501

Description	Par Value	Value

Citigroup Global Markets Ltd., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,000,352, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.69%, maturing 8/15/24 to 12/20/72; total market value of $3,059,994.	$2,999,994	$2,999,994

Deutsche Bank Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,000,352, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.25%, maturing 2/01/23 to 1/01/53; total market value of $3,059,994.	2,999,994	2,999,994

RBC Dominion Securities, Inc., 4.30%, dated 1/31/23, due 2/01/23, repurchase price $3,000,352, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 2/07/23 to 12/20/52; total market value of $3,059,994.	2,999,994	2,999,994

Truist Securities, Inc., 4.33%, dated 1/31/23, due 2/01/23, repurchase price $3,000,355, collateralized by U.S. Government Agency Securities, 4.00% to 5.50%, maturing 1/01/50 to 2/01/53; total market value of $3,059,994.	2,999,994	2,999,994

TOTAL REPURCHASE AGREEMENTS (COST $16,192,471)		$16,192,471

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $16,192,471)		$16,192,471

TOTAL INVESTMENTS – 99.2% (Cost $430,767,974)		$427,900,491

COLLATERAL FOR SECURITIES ON LOAN – (3.8%)		(16,192,471)

OTHER ASSETS LESS LIABILITIES – 4.6%		19,777,657

TOTAL NET ASSETS – 100.0%		$431,485,677

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (continued)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation Related Securities

Exchange-Traded Funds	$16,418,629	$—	$—	$16,418,629

Real Estate Related Securities

Common Stocks

Construction & Engineering	—	2	—	2

Diversified	—	609,715	—	609,715

Diversified Real Estate Activities	129,337	11,242,391	—	11,371,728

Industrial	25,369	—	—	25,369

Office	—	90,189	—	90,189

Real Estate Development	358,553	2,542,187	—(a)	2,900,740

Real Estate Operating Companies	610,664	13,335,493	—	13,946,157

Residential	14,587	—	—	14,587

Retail	—	237,075	—	237,075

Exchange-Traded Funds	36,514,644	63,140	—	36,577,784

Investment Company	7,956,942	—	—	7,956,942

Real Estate Investment Trusts

Diversified	3,863,087	6,799,170	—	10,662,257

Diversified Real Estate Activities	—	46,548	—	46,548

Health Care	9,579,386	1,204,015	—	10,783,401

Hotel & Resort	3,504,496	894,897	—	4,399,393

Industrial	15,397,955	8,399,288	—	23,797,243

Office	6,640,759	5,448,472	—	12,089,231

Real Estate Operating Companies	67,736	47,032	—	114,768

Residential	16,551,260	1,941,130	—	18,492,390

Retail	16,031,148	8,287,516	—	24,318,664

Specialized	22,921,759	1,062,676	—	23,984,435

Commodity Related Securities

Exchange-Traded Funds	7,319,055	—	—	7,319,055

Investment Companies	181,160,845	—	—	181,160,845

Money Market Fund	4,390,873	—	—	4,390,873

Repurchase Agreements	—	16,192,471	—	16,192,471

Total Investments in Securities	$349,457,084	$78,443,407	$—	$427,900,491

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

#	Security, or a portion thereof, is on loan.

**	Represents less than 0.05%.

0	Rounds to less than 1 share.

*	Non-income producing security.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

January 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

RE	Reinsurance

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2023 (unaudited)